CLOUGH GLOBAL DIVIDEND AND INCOME FUND

CLOUGH GLOBAL EQUITY FUND

CLOUGH GLOBAL OPPORTUNITIES FUND

Schedules of Investments

July 31, 2023

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 119.09%
Communication Services - 4.38%
AT&T, Inc.(a)(b)	64,300	$933,636
Comcast Corp., Class A(b)	51,800	2,344,468
Verizon Communications, Inc.(b)	13,500	460,080
		3,738,184

Consumer Discretionary - 16.31%
Autoliv, Inc.(b)	17,450	1,761,228
BYD Co. Ltd.	32,000	1,130,826
D.R. Horton, Inc.	2,600	330,252
Home Depot, Inc.(a)(b)	9,200	3,071,328
Lowe's Cos., Inc.	1,820	426,371
McDonald's Corp.(b)	8,500	2,492,200
Meritage Homes Corp.	2,100	312,795
Newell Brands, Inc.(b)	50,200	560,232
PulteGroup, Inc.	4,300	362,877
Starbucks Corp.(a)(b)	19,100	1,939,987
Wynn Resorts, Ltd.(b)	14,010	1,526,810
		13,914,906

Consumer Staples - 7.88%
Coca-Cola Co.(b)	30,550	1,891,961
General Mills, Inc.(b)	14,400	1,076,256
PepsiCo, Inc.(b)	6,800	1,274,728
Procter & Gamble Co.(b)	15,900	2,485,170
		6,728,115

Energy - 8.13%
Chesapeake Energy Corp.	15,000	1,265,100
Chevron Corp.(a)(b)	10,200	1,669,332
Exxon Mobil Corp.(a)(b)	20,890	2,240,244
Kinder Morgan, Inc.(a)(b)	100,300	1,776,313
		6,950,989

Financials - 14.94%
Bank of America Corp.(a)(b)	29,500	944,000
Charles Schwab Corp.	21,600	1,427,760
Comerica, Inc.	10,400	561,184
HDFC Bank Ltd. - ADR(a)(b)	19,000	1,297,320
ICICI Bank Ltd. - Sponsored ADR(a)(b)	41,600	1,022,112
JPMorgan Chase & Co.(b)	13,100	2,069,276
M&T Bank Corp.(b)	5,030	703,496
MetLife, Inc.	17,100	1,076,787
Morgan Stanley(a)(b)	22,750	2,082,990
Prudential Financial, Inc.(b)	4,000	385,960
Starwood Property Trust, Inc.(b)	35,100	727,974
Visa, Inc., Class A(a)(b)	1,950	463,574
		12,762,433

	Shares	Value
Health Care - 17.95%
AbbVie, Inc.(a)(b)	3,500	$523,530
Amgen, Inc.(b)	2,800	655,620
Baxter International, Inc.(b)	29,000	1,311,670
Encompass Health Corp.(b)	18,800	1,241,364
Gilead Sciences, Inc.(a)(b)	7,700	586,278
HCA Healthcare, Inc.	3,000	818,430
Johnson & Johnson(b)	16,640	2,787,699
Medtronic PLC(a)(b)	31,900	2,799,544
Merck & Co., Inc.(a)(b)	15,700	1,674,405
Premier, Inc., Class A	31,100	863,025
Sanofi	16,200	864,594
Select Medical Holdings Corp.(b)	40,100	1,203,401
		15,329,560

Industrials - 14.65%
3M Co.(b)	15,000	1,672,500
Airbus SE	30,434	4,483,285
General Dynamics Corp.	3,890	869,726
Illinois Tool Works, Inc.(b)	2,200	579,304
Johnson Controls International PLC	8,200	570,310
Lockheed Martin Corp.(b)	1,000	446,370
Northrop Grumman Corp.(b)	3,910	1,739,950
Raytheon Technologies Corp.(a)(b)	18,690	1,643,412
United Parcel Service, Inc., Class B(b)	2,700	505,251
		12,510,108

Information Technology - 25.20%
Accenture PLC, Class A(a)(b)	3,800	1,202,130
Analog Devices, Inc.(b)	13,400	2,673,702
Apple, Inc.(a)(b)	12,540	2,463,483
Broadcom, Inc.(a)(b)	1,810	1,626,556
Cisco Systems, Inc.(b)	63,700	3,314,948
Lam Research Corp.(b)	3,430	2,464,421
Marvell Technology, Inc.(b)	8,000	521,040
Microsoft Corp.(a)(b)	11,325	3,804,294
Samsung Electronics Co., Ltd.	24,034	1,316,105
SK Hynix, Inc.	9,386	908,667
Texas Instruments, Inc.(b)	6,900	1,242,000
		21,537,346

Materials - 4.53%
Albemarle Corp.	1,720	365,122
Dow, Inc.(b)	38,300	2,162,801
Freeport-McMoRan, Inc., Class B	11,700	522,405
International Paper Co.(b)	22,800	822,168
		3,872,496

Real Estate - 1.95%
Crown Castle, Inc.	2,660	288,051
Simon Property Group, Inc.(b)	5,900	735,140
VICI Properties, Inc.(b)	20,200	635,896
		1,659,087

See Notes to Schedules of Investments

2

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Utilities - 3.17%
Duke Energy Corp.(b)	12,800	$1,198,336
Exelon Corp.(b)	36,200	1,515,332
		2,713,668

TOTAL COMMON STOCKS
(Cost $90,127,113)		101,716,892

CLOSED-END FUNDS - 2.65%
BlackRock Capital Allocation Trust(b)	34,300	527,191
Blackrock Innovation and Growth Trust(b)	154,100	1,265,161
Mainstay CBRE Global Infrastructure Megatrends Fund(b)	33,400	472,610
		2,264,962

TOTAL CLOSED-END FUNDS
(Cost $2,008,758)		2,264,962

Description/Maturity Date/Rate
PREFERRED STOCKS - 1.21%
Gabelli Equity Trust, Inc., Series K,
Perpetual Maturity, 5.000%(b)(c)	21,200	475,304
Trinity Capital, Inc., 1/16/2025,
7.000%(b)	22,400	559,552
		1,034,856

TOTAL PREFERRED STOCKS
(Cost $1,090,000)		1,034,856

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts
PURCHASED OPTIONS - 0.40%
Call Options Purchased - 0.16%
3 Month SOFR Future
12/15/2023, $97, $757,000,000	3,200	140,000

Put Options Purchased - 0.24%
S&P 500 Index
9/18/2023, $4,250, $78,012,320	170	204,000

TOTAL PURCHASED OPTIONS
(Cost $2,260,727)		344,000

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 16.53%
Consumer Discretionary - 3.85%
Carnival Corp.
3/1/2026, 7.625%(d)(e)	$1,220,000	$1,204,646
Melco Resorts Finance Ltd.
7/21/2028, 5.750%(b)(d)(e)	250,000	223,779
PulteGroup, Inc.
1/15/2027, 5.000%(a)(b)	500,000	493,428
Toyota Motor Corp.
3/25/2026, 1.339%(a)(b)	1,500,000	1,367,210
		3,289,063

Consumer Staples - 0.50%
Pilgrim's Pride Corp.
9/30/2027, 5.875%(d)(e)	430,000	425,702

Energy - 4.19%
Exxon Mobil Corp.
3/19/2025, 2.992%(a)(b)	1,000,000	965,549
NGL Energy Operating LLC
2/1/2026, 7.500%(d)(e)	940,000	932,258
Transocean, Inc.
1/15/2026, 7.500%(d)(e)	970,000	953,898
Transocean, Inc.
2/1/2027, 8.000%(d)(e)	750,000	723,784
		3,575,489
Financials - 0.52%
Trinity Capital, Inc.
8/24/2026, 4.375%(b)	500,000	442,591

Health Care - 1.00%
Tenet Healthcare Corp.
10/1/2028, 6.125%	900,000	858,141

Industrials - 3.55%
Avis Budget Car Rental, LLC
7/15/2027, 5.750%(d)(e)	450,000	423,913
Boeing Co.
2/4/2026, 2.196%(b)	490,000	452,391
TransDigm, Inc.
11/15/2027, 5.500%(b)	880,000	834,918
United Airlines 2020-1 Class B Pass
Through Trust
1/15/2026, 4.875%	374,970	362,239
US Airways 2012-2 Class A Pass
Through Trust
6/3/2025, 4.625%(a)(b)	611,761	576,794

See Notes to Schedules of Investments

3

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Industrials - 3.55% (Continued)
US Airways 2013-1 Class A Pass
Through Trust
11/15/2025, 3.950%(a)(b)	$411,018	$387,830
		3,038,085

Information Technology - 2.92%
Apple, Inc.
5/6/2024, 3.450%(b)	1,000,000	986,776
Broadcom, Inc.
2/15/2051, 3.750%(d)(e)	620,000	453,228
Broadcom, Inc.
11/15/2025, 3.150%(b)	1,100,000	1,049,025
		2,489,029

TOTAL CORPORATE BONDS
(Cost $14,261,477)		14,118,100

ASSET-BACKED SECURITIES - 0.03%
United States Small Business
Administration 12/1/2028,
6.220%(a)(b)	21,658	21,596

TOTAL ASSET-BACKED SECURITIES
(Cost $21,657)		21,596

U.S. TREASURY OBLIGATIONS - 4.43%
Treasury Notes
2/15/2033, 3.500%	1,800,000	1,735,172
5/15/2033, 3.375%	1,800,000	1,717,172
2/15/2053, 3.625%	170,000	158,605
2/15/2043, 3.875%	180,000	172,012
		3,782,961

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,881,153)		3,782,961

	Shares	Value
MONEY MARKET FUNDS - 1.13%
BlackRock Liquidity Funds, T-Fund
Portfolio, Institutional Class,
5.150% (7-day yield)	963,374	$963,374

TOTAL MONEY MARKET FUNDS
(Cost $963,374)		963,374

TOTAL INVESTMENTS - 145.47%
(Cost $114,614,259)		124,246,741

Other Liabilities in Excess of Assets - (45.47)%(f)		(38,835,160)

NET ASSETS - 100.00%		$85,411,581

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (12.43)%
Consumer Discretionary - (3.69)%
Asbury Automotive Group, Inc.(g)	(4,280)	(965,568)
AutoNation, Inc.(g)	(6,800)	(1,094,664)
Ford Motor Co.	(64,560)	(852,838)
YETI Holdings, Inc.(g)	(5,700)	(242,820)
		(3,155,890)

Financials - (2.09)%
BNP Paribas	(5,439)	(358,932)
Credit Agricole S.A.	(28,071)	(348,333)
Deutsche Bank AG	(38,800)	(431,844)
Intesa Sanpaolo SpA	(69,163)	(199,923)
Societe Generale S.A.	(5,689)	(154,594)
UniCredit SpA	(11,616)	(293,753)
		(1,787,379)

Health Care - (1.21)%
AMN Healthcare Services, Inc.(g)	(2,670)	(286,090)
Cross Country Healthcare, Inc.(g)	(12,500)	(322,500)
Morphic Holding, Inc.(g)	(7,400)	(419,802)
		(1,028,392)

See Notes to Schedules of Investments

4

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Industrials - (3.59)%
American Airlines Group, Inc.(g)	(14,600)	$(244,550)
AMETEK, Inc.	(1,800)	(285,480)
Caterpillar, Inc.	(1,100)	(291,687)
Eaton Corp. PLC	(1,500)	(307,980)
Honeywell International, Inc.	(1,300)	(252,369)
Jacobs Solutions, Inc.	(2,200)	(275,902)
Rockwell Automation, Inc.	(900)	(302,661)
Shoals Technologies Group, Inc., Class
A(g)	(9,300)	(241,428)
Textron, Inc.	(3,700)	(287,749)
Trane Technologies PLC	(1,400)	(279,216)
Xylem, Inc.	(2,600)	(293,150)
		(3,062,172)

Information Technology - (1.03)%
International Business Machines Corp.	(6,120)	(882,382)

Materials - (0.82)%
O-I Glass, Inc.(g)	(30,400)	(697,984)

TOTAL COMMON STOCKS
(Proceeds $9,027,273)		(10,614,199)

EXCHANGE-TRADED FUNDS - (6.17)%
Consumer Staples Select Sector SPDR
Fund	(10,300)	(780,225)
iShares U.S. Industrials ETF	(8,400)	(916,944)
iShares U.S. Real Estate ETF	(13,400)	(1,179,870)
iShares U.S. Financials ETF	(16,200)	(1,286,442)
Utilities Select Sector SPDR Fund	(16,500)	(1,106,655)
		(5,270,136)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $4,839,120)		(5,270,136)

TOTAL SECURITIES SOLD SHORT
(Proceeds $13,866,393)		(15,884,335)

Investment Abbreviations:

ADR - American Depository Receipt SOFR - Secured Overnight Financing Rate

FEDEF Rates:

1D FEDEF - 1 day effective Federal Funds Rate as of July 31, 2023 was 5.33%

(a)	Loaned security; a portion or all of the security is on loan as of July 31, 2023.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2023, the aggregate value of those securities was $89,852,588, representing 105.20% of net assets.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Restricted security.
(e)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2023, these securities had an aggregate value of $5,341,208 or 6.25% of net assets.
(f)	Includes cash which is being held as collateral for securities sold short. (g) Non-income producing security.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

5

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Futures Contracts

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Depreciation
3 Month SOFR	Morgan Stanley	Long	99	December 2023	$23,419,688	$(256,346)	$(256,346)
3 Month SOFR	Morgan Stanley	Long	13	December 2024	3,115,775	(45,072)	(45,072)
3 Month SOFR	Morgan Stanley	Long	45	September 2023	10,641,375	(71,618)	(71,618)
					$37,176,838	$(373,036)	$(373,036)

Call Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3 Month SOFR Future	Morgan Stanley	12/15/2023	$98	(3,200)	$(757,000,000)	$(80,000)
					$(757,000,000)	$(80,000)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index	Morgan Stanley	9/15/2023	$4,050	(170)	$(78,012,320)	$(106,250)
					$(78,012,320)	$(106,250)

Total Return Swap Contracts

Reference Entity/Obligation	Counterparty	Floating Rate Received by the Fund(a)	Termination Date	Notional Amount	Value	Net Unrealized Depreciation
Banco Bilbao Vizcaya Argenta	Morgan Stanley	1D FEDEF - 50 bps	10/2/2024	$(118,014)	$(207,025)	$(89,011)
				$(118,014)	$(207,025)	$(89,011)

(a)	Payment received when swap contract closes.

See Notes to Schedules of Investments

6

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 126.40%
Communication Services - 6.28%
Alphabet, Inc.(a)(b)(c)	65,460	$8,713,381
T-Mobile US, Inc.(a)(c)	2,310	318,249
		9,031,630

Consumer Discretionary - 24.97%
Amazon.com, Inc.(a)(b)(c)	42,210	5,642,633
Booking Holdings, Inc.(a)(c)	400	1,188,320
BYD Co. Ltd.	99,000	3,498,494
Carnival Corp.(a)	196,900	3,709,596
D.R. Horton, Inc.	4,100	520,782
DraftKings, Inc.(a)(c)	131,000	4,163,180
Home Depot, Inc.(b)(c)	3,405	1,136,725
Lowe's Cos., Inc.	9,020	2,113,115
Marriott International, Inc.(c)	3,100	625,611
Melco Resorts & Entertainment Ltd. -
ADR(a)(c)	153,400	2,089,308
Meritage Homes Corp.	3,300	491,535
Norwegian Cruise Line Holdings Ltd.(a)(c)	27,200	600,304
PulteGroup, Inc.	6,700	565,413
Royal Caribbean Cruises Ltd.(a)(b)(c)	47,620	5,195,818
Tesla, Inc.(a)	4,410	1,179,366
Trip.com Group Ltd. - ADR(a)	18,400	755,136
Wynn Resorts, Ltd.(c)	21,880	2,384,482
		35,859,818

Consumer Staples - 3.57%
Coca-Cola Co.(c)	11,900	736,967
General Mills, Inc.(b)(c)	11,100	829,614
Kroger Co.(c)	17,100	831,744
Procter & Gamble Co.(c)	17,500	2,735,250
		5,133,575

Energy - 10.76%
Cheniere Energy, Inc.(b)(c)	11,420	1,848,441
Chesapeake Energy Corp.(c)	25,200	2,125,368
Exxon Mobil Corp.(c)	24,390	2,615,584
Kinder Morgan, Inc.(b)(c)	108,900	1,928,619
Noble Corp PLC(a)	16,600	867,682
Schlumberger N.V.(c)	28,400	1,656,856
Southwestern Energy Co.(a)(c)	349,600	2,265,408
Transocean Ltd.(a)(c)	244,300	2,149,840
		15,457,798

	Shares	Value
Financials - 15.69%
Berkshire Hathaway, Inc., Class A(a)(c)	4	$2,141,600
Charles Schwab Corp.(c)	31,600	2,088,760
Comerica, Inc.(c)	12,100	652,916
HDFC Bank Ltd. - ADR(b)(c)	63,100	4,308,468
ICICI Bank Ltd. - Sponsored ADR(b)(c)	128,600	3,159,702
JPMorgan Chase & Co.(c)	18,100	2,859,076
M&T Bank Corp.(c)	5,790	809,789
Mastercard, Inc., Class A(c)	6,500	2,562,820
MetLife, Inc.	29,000	1,826,130
Starwood Property Trust, Inc.(c)	27,900	578,646
Visa, Inc., Class A(b)(c)	6,625	1,574,961
		22,562,868

Health Care - 18.45%
2Seventy Bio, Inc.(a)(c)	120,000	910,800
Acadia Healthcare Co., Inc.(a)(c)	8,050	636,191
Akero Therapeutics, Inc.(a)	31,700	1,375,780
Amphivena Therapeutics, Inc. Series C(a) (d)(e)(f)(g)(h)	334,425	395,458
Arcellx, Inc.(a)(b)(c)	23,064	789,942
Argenx SE(a)	3,660	1,846,397
Baxter International, Inc.(c)	32,040	1,449,169
Centrexion Therapeutics Corp.(a)(d)(e)(f)(g)(h)	4,336	9,418
Centrexion Therapeutics Corp. Series D
Preferred(a)(d)(e)(f)(g)(h)(i)	66,719	144,914
Cigna Group(c)	1,900	560,690
Elevance Health, Inc.(c)	1,800	848,934
Encompass Health Corp.(c)	18,300	1,208,349
HCA Healthcare, Inc.(c)	4,830	1,317,672
Johnson & Johnson(c)	16,020	2,683,831
Karuna Therapeutics, Inc.(a)	6,570	1,312,489
Merck & Co., Inc.(b)(c)	15,260	1,627,479
Roivant Sciences Ltd.(a)	132,500	1,587,350
Sanofi	27,300	1,457,001
Select Medical Holdings Corp.(c)	62,000	1,860,620
Surgery Partners, Inc.(a)(b)(c)	32,400	1,251,612
Tenet Healthcare Corp.(a)(b)(c)	11,370	849,680
Vertex Pharmaceuticals, Inc.(a)(c)	3,945	1,389,981
Zimmer Biomet Holdings, Inc.(c)	7,400	1,022,310
		26,536,067

Industrials - 16.18%
Airbus SE	37,902	5,583,408
Boeing Co.(a)(b)(c)	18,990	4,535,762
General Dynamics Corp.	6,480	1,448,798
Hertz Global Holdings, Inc.(a)(b)(c)	66,000	1,112,100
Northrop Grumman Corp.(c)	6,335	2,819,075
Raytheon Technologies Corp.(b)(c)	30,830	2,710,882
TransDigm Group, Inc.(b)(c)	5,587	5,026,736
		23,236,761

See Notes to Schedules of Investments

7

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Information Technology - 23.91%
Accenture PLC, Class A(b)(c)	5,800	$1,834,830
Amphenol Corp., Class A(c)	6,700	591,677
Analog Devices, Inc.(c)	19,200	3,830,976
Apple, Inc.(b)(c)	20,620	4,050,799
Broadcom, Inc.(b)(c)	2,950	2,651,018
Cisco Systems, Inc.(c)	4,900	254,996
Lam Research Corp.(b)(c)	6,870	4,936,026
Marvell Technology, Inc.(c)	22,800	1,484,964
Microsoft Corp.(b)(c)	21,275	7,146,698
Palo Alto Networks, Inc.(a)(b)(c)	8,320	2,079,667
Samsung Electronics Co., Ltd.	37,783	2,069,002
ServiceNow, Inc.(a)	3,245	1,891,835
SK Hynix, Inc.	15,775	1,527,192
		34,349,680

Materials - 3.60%
Air Products and Chemicals, Inc.(c)	2,900	885,457
Albemarle Corp.	2,900	615,612
Freeport-McMoRan, Inc., Class B	18,800	839,420
Linde PLC(c)	4,900	1,914,283
Sherwin-Williams Co.(c)	3,300	912,450
		5,167,222

Real Estate - 1.06%
Prologis, Inc.(c)	3,700	461,575
Simon Property Group, Inc.(c)	3,700	461,020
Vornado Realty Trust	26,800	602,464
		1,525,059

Utilities - 1.93%
Duke Energy Corp.(c)	12,400	1,160,888
Exelon Corp.(c)	38,400	1,607,424
		2,768,312

TOTAL COMMON STOCKS
(Cost $151,608,917)		181,628,790

CLOSED-END FUNDS - 1.87%
BlackRock Capital Allocation Trust(c)	52,200	802,314
Blackrock Innovation and Growth
Trust(b)(c)	142,900	1,173,209
Mainstay CBRE Global Infrastructure
Megatrends Fund(c)	50,400	713,160
		2,688,683

TOTAL CLOSED-END FUNDS
(Cost $2,392,187)		2,688,683

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.13%
United States Natural Gas Fund, LP(a)(b)(c)	26,500	$188,415

TOTAL EXCHANGE-TRADED FUNDS
(Cost $515,515)		188,415

WARRANTS - 0.55%
Hertz Global Holdings, Inc.
Strike Price $13.80, Expires
6/30/2051(a)	85,790	790,984

TOTAL WARRANTS
(Cost $1,375,740)		790,984

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts
PURCHASED OPTIONS - 0.94%
Call Options Purchased - 0.15%
3 Month SOFR Future
12/15/2023, $97, $1,182,812,500	5,000	218,750

Put Options Purchased - 0.79%
S&P 500 Index
9/18/2023, $4,250, $128,490,880	280	336,000
S&P 500 Index
10/23/2023, $4,400, $82,601,280	180	787,500
		1,123,500

TOTAL PURCHASED OPTIONS
(Cost $4,455,607)		1,342,250

Description/Maturity Date/Rate	Principal Amount
CORPORATE BONDS - 5.90%
Consumer Discretionary - 1.31%
Carnival Corp.
3/1/2026, 7.625%(b)(c)(d)(f)	$1,910,000	1,885,962

Energy - 2.46%
NGL Energy Operating LLC
2/1/2026, 7.500%(d)(f)	830,000	823,164
Transocean, Inc.
1/15/2026, 7.500%(b)(c)(d)(f)	1,580,000	1,553,772
Transocean, Inc.
2/1/2027, 8.000%(d)(f)	1,200,000	1,158,054
		3,534,990

See Notes to Schedules of Investments

8

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Industrials - 1.81%
Boeing Co.
2/4/2026, 2.196%(b)(c)	$740,000	$683,202
TransDigm, Inc.
11/15/2027, 5.500%(b)(c)	1,360,000	1,290,327
US Airways 2013-1 Class A Pass
Through Trust
11/15/2025, 3.950%(c)	657,628	620,529
		2,594,058

Information Technology - 0.32%
Broadcom, Inc.
2/15/2051, 3.750%(d)(f)	630,000	460,538

TOTAL CORPORATE BONDS
(Cost $8,253,895)		8,475,548

CONVERTIBLE CORPORATE BONDS - 0.02%
Health Care - 0.02%
Amphivena Convertible Note PP
12/31/2049(a)(d)(e)(f)(g)(h)	108,750	32,625

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $108,750)		32,625

U.S. TREASURY OBLIGATIONS - 4.14%
Treasury Notes
2/15/2053, 3.625%	3,380,000	3,153,434
11/15/2052, 4.000%	2,800,000	2,798,250
		5,951,684

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,300,645)		5,951,684

	Shares	Value
MONEY MARKET FUNDS - 7.31%
BlackRock Liquidity Funds, T-Fund
Portfolio, Institutional Class,
5.150% (7-day yield)	10,504,276	$10,504,276

TOTAL MONEY MARKET FUNDS
(Cost $10,504,276)		10,504,276

TOTAL INVESTMENTS - 147.26%
(Cost $185,515,532)		211,603,255

Other Liabilities in Excess of Assets - (47.26)%(j)		(67,913,614)

NET ASSETS - 100.00%		$143,689,641

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (14.26)%
Consumer Discretionary - (3.64)%
Asbury Automotive Group, Inc.(a)	(6,580)	(1,484,448)
AutoNation, Inc.(a)	(10,450)	(1,682,241)
Ford Motor Co.	(128,280)	(1,694,579)
YETI Holdings, Inc.(a)	(8,900)	(379,140)
		(5,240,408)

Financials - (2.17)%
BNP Paribas	(9,800)	(646,725)
Credit Agricole S.A.	(50,875)	(631,309)
Deutsche Bank AG	(60,500)	(673,365)
Intesa Sanpaolo SpA	(124,563)	(360,062)
Societe Generale S.A.	(10,239)	(278,237)
UniCredit SpA	(21,040)	(532,073)
		(3,121,771)

Health Care - (2.61)%
AmerisourceBergen Corp.	(4,300)	(803,670)
AMN Healthcare Services, Inc.(a)	(4,110)	(440,386)
Cross Country Healthcare, Inc.(a)	(19,500)	(503,100)
Danaher Corp.	(2,700)	(688,662)
Morphic Holding, Inc.(a)	(11,900)	(675,087)
STERIS PLC	(2,795)	(630,412)
		(3,741,317)

See Notes to Schedules of Investments

9

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Industrials - (3.90)%
American Airlines Group, Inc.(a)	(24,500)	$(410,375)
AMETEK, Inc.	(2,800)	(444,080)
Caterpillar, Inc.	(1,800)	(477,306)
Eaton Corp. PLC	(2,400)	(492,768)
Honeywell International, Inc.	(2,100)	(407,673)
Jacobs Solutions, Inc.	(3,500)	(438,935)
Paychex, Inc.	(6,000)	(752,820)
Rockwell Automation, Inc.	(1,400)	(470,806)
Shoals Technologies Group, Inc., Class A(a)	(14,900)	(386,804)
Textron, Inc.	(5,800)	(451,066)
Trane Technologies PLC	(2,100)	(418,824)
Xylem, Inc.	(4,000)	(451,000)
		(5,602,457)

Information Technology - (1.18)%
International Business Machines Corp.	(6,240)	(899,683)
Roper Technologies, Inc.	(1,600)	(788,880)
		(1,688,563)

Materials - (0.76)%
O-I Glass, Inc.(a)	(47,700)	(1,095,192)

TOTAL COMMON STOCKS
(Proceeds $17,511,603)		(20,489,708)

TOTAL SECURITIES SOLD SHORT
(Proceeds $17,511,603)		(20,489,708)

Investment Abbreviations:

ADR - American Depository Receipt

SOFR - Secured Overnight Financing Rate

FEDEF Rates:

1D FEDEF - 1 day effective Federal Funds Rate as of July 31, 2023 was 5.33%

(a)	Non-income producing security.
(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2023.
(c)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2023, the aggregate value of those securities was $134,731,323, representing 93.77% of net assets. (d) All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2023, these securities had an aggregate value of $6,463,905 or 4.50% of net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	Restricted security.
(g)	Fair valued security; valued in accordance with procedures approved by the Board. As of July 31, 2023, these securities had an aggregate value of $582,415 or 0.41% of total net assets.
(h)	Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2023, these securities had an aggregate value of $582,415 or 0.41% of net assets.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

10

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Futures Contracts

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Depreciation
3 Month SOFR	Morgan Stanley	Long	189	December 2023	$44,710,313	$(489,388)	$(489,388)
3 Month SOFR	Morgan Stanley	Long	20	December 2024	4,793,500	(69,341)	(69,341)
3 Month SOFR	Morgan Stanley	Long	85	September 2023	20,100,375	(135,279)	(135,279)
					$69,604,188	$(694,008)	$(694,008)

Call Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3 Month SOFR Future	Morgan Stanley	12/15/2023	$98	(5,000)	$(1,182,812,500)	$(125,000)
					$(1,182,812,500)	$(125,000)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index	Morgan Stanley	9/15/2023	$4,050	(280)	$(128,490,880)	$(175,000)
S&P 500 Index	Morgan Stanley	10/20/2023	4,175	(180)	(82,601,280)	(404,100)
					$(211,092,160)	$(579,100)

Total Return Swap Contracts

Reference Entity/Obligation	Counterparty	Floating Rate Received by the Fund(a)	Termination Date	Notional Amount	Value	Net Unrealized Depreciation
Banco Bilbao Vizcaya Argenta	Morgan Stanley	1D FEDEF - 50 bps	10/2/2024	$(213,058)	$(373,755)	$(160,697)
				$(213,058)	$(373,755)	$(160,697)

(a)	Payment received when swap contract closes.

See Notes to Schedules of Investments

11

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 119.31%
Communication Services - 6.32%
Alphabet, Inc.(a)(b)(c)	120,200	$15,999,822
T-Mobile US, Inc.(a)(b)(c)	4,310	593,789
		16,593,611

Consumer Discretionary - 23.47%
Amazon.com, Inc.(a)(b)(c)	77,430	10,350,842
Booking Holdings, Inc.(a)(c)	700	2,079,560
BYD Co. Ltd.	182,500	6,449,243
Carnival Corp.(a)	360,400	6,789,936
D.R. Horton, Inc.(c)	7,400	939,948
DraftKings, Inc.(a)(c)	239,700	7,617,666
Home Depot, Inc.(c)	6,230	2,079,823
Lowe's Cos., Inc.	10,990	2,574,627
Marriott International, Inc.(c)	5,600	1,130,136
Melco Resorts & Entertainment Ltd. -ADR(a)(c)	280,900	3,825,858
Meritage Homes Corp.	6,000	893,700
Norwegian Cruise Line Holdings Ltd.(a)(c)	49,800	1,099,086
PulteGroup, Inc.	12,100	1,021,119
Royal Caribbean Cruises Ltd.(a)(b)(c)	73,847	8,057,446
Tesla, Inc.(a)	5,610	1,500,282
Trip.com Group Ltd. - ADR(a)	21,500	882,360
Wynn Resorts, Ltd.(c)	40,080	4,367,918
		61,659,550

Consumer Staples - 3.57%
Coca-Cola Co.(c)	21,800	1,350,074
General Mills, Inc.(c)	20,000	1,494,800
Kroger Co.(c)	31,400	1,527,296
Procter & Gamble Co.(c)	32,100	5,017,230
		9,389,400

Energy - 8.91%
Cheniere Energy, Inc.(c)	16,705	2,703,871
Chesapeake Energy Corp.	46,200	3,896,508
Exxon Mobil Corp.(b)(c)	44,420	4,763,601
Noble Corp PLC(a)	30,400	1,589,008
Schlumberger N.V.(c)	40,600	2,368,604
Southwestern Energy Co.(a)	639,600	4,144,608
Transocean Ltd.(a)(c)	447,400	3,937,120
		23,403,320

	Shares	Value
Financials - 14.87%
Berkshire Hathaway, Inc., Class A(a)(c)	9	$4,818,600
Charles Schwab Corp.(c)	57,700	3,813,970
Comerica, Inc.(c)	22,100	1,192,516
HDFC Bank Ltd. - ADR(b)(c)	105,775	7,222,317
ICICI Bank Ltd. - Sponsored ADR(b)(c)	235,100	5,776,407
JPMorgan Chase & Co.(c)	33,000	5,212,680
M&T Bank Corp.(c)	10,570	1,478,320
Mastercard, Inc., Class A(c)	5,900	2,326,252
MetLife, Inc.	53,000	3,337,410
Starwood Property Trust, Inc.(b)(c)	50,873	1,055,106
Visa, Inc., Class A(b)(c)	12,070	2,869,401
		39,102,979

Health Care - 16.22%
2Seventy Bio, Inc.(a)(c)	218,700	1,659,933
Acadia Healthcare Co., Inc.(a)(c)	14,700	1,161,741
Akero Therapeutics, Inc.(a)	57,900	2,512,860
Amphivena Therapeutics, Inc. Series C(a)(d)(e)(f)(g)(h)	780,326	922,736
Arcellx, Inc.(a)(b)(c)	42,206	1,445,555
Argenx SE(a)	6,680	3,369,927
Baxter International, Inc.(c)	58,560	2,648,669
Centrexion Therapeutics Corp.(a)(d)(e)(f)(g)(h)	14,166	30,769
Centrexion Therapeutics Corp. Series D Preferred(a)(d)(e)(f)(g)(h)(i)	217,952	473,392
Elevance Health, Inc.(c)	3,200	1,509,216
Encompass Health Corp.(c)	33,400	2,205,402
HCA Healthcare, Inc.(c)	8,830	2,408,912
Johnson & Johnson(c)	16,715	2,800,264
Karuna Therapeutics, Inc.(a)	12,000	2,397,240
Merck & Co., Inc.(b)(c)	27,800	2,964,870
Roivant Sciences Ltd.(a)	242,200	2,901,556
Sanofi	49,900	2,663,163
Select Medical Holdings Corp.(c)	92,000	2,760,920
Surgery Partners, Inc.(a)(b)(c)	59,746	2,307,988
Tenet Healthcare Corp.(a)(b)(c)	20,920	1,563,352
Zimmer Biomet Holdings, Inc.(c)	13,610	1,880,222
		42,588,687

Industrials - 16.36%
Airbus SE	70,865	10,439,244
Boeing Co.(a)(c)	35,725	8,532,916
General Dynamics Corp.	11,830	2,644,951
Hertz Global Holdings, Inc.(a)(b)(c)	121,200	2,042,220
Northrop Grumman Corp.(c)	11,560	5,144,200
Raytheon Technologies Corp.(b)(c)	56,520	4,969,804
TransDigm Group, Inc.(b)(c)	10,188	9,166,347
		42,939,682

See Notes to Schedules of Investments

12

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Information Technology - 23.00%
Accenture PLC, Class A(c)	10,700	$3,384,945
Analog Devices, Inc.(b)(c)	35,000	6,983,550
Apple, Inc.(b)(c)	37,700	7,406,165
Broadcom, Inc.(b)(c)	5,410	4,861,697
Cisco Systems, Inc.(c)	8,700	452,748
Lam Research Corp.(b)(c)	12,655	9,092,491
Marvell Technology, Inc.(c)	31,900	2,077,647
Microsoft Corp.(c)	36,565	12,282,915
Palo Alto Networks, Inc.(a)(b)(c)	15,330	3,831,887
Samsung Electronics Co., Ltd.	69,115	3,784,746
ServiceNow, Inc.(a)	5,930	3,457,190
SK Hynix, Inc.	28,840	2,792,026
		60,408,007

Materials - 3.60%
Air Products and Chemicals, Inc.(c)	5,300	1,618,249
Albemarle Corp.	5,305	1,126,145
Freeport-McMoRan, Inc., Class B	34,300	1,531,495
Linde PLC(c)	9,000	3,516,030
Sherwin-Williams Co.(c)	6,000	1,659,000
		9,450,919

Real Estate - 1.06%
Prologis, Inc.(c)	6,800	848,300
Simon Property Group, Inc.(c)	6,800	847,280
Vornado Realty Trust	49,000	1,101,520
		2,797,100

Utilities - 1.93%
Duke Energy Corp.(c)	22,800	2,134,536
Exelon Corp.(c)	70,200	2,938,572
		5,073,108

TOTAL COMMON STOCKS
(Cost $261,754,921)		313,406,363

CLOSED-END FUNDS - 1.88%
BlackRock Capital Allocation Trust(c)	95,700	1,470,909
Blackrock Innovation and Growth Trust(c)	262,600	2,155,946
Mainstay CBRE Global Infrastructure Megatrends Fund(c)	92,400	1,307,460
		4,934,315

TOTAL CLOSED-END FUNDS
(Cost $4,389,933)		4,934,315

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.13%
United States Natural Gas Fund, LP(a)(c)	48,600	$345,546

TOTAL EXCHANGE-TRADED FUNDS
(Cost $945,459)		345,546

WARRANTS - 0.56%
Hertz Global Holdings, Inc.
Strike Price $13.80, Expires
6/30/2051(a)(c)	159,034	1,466,294

TOTAL WARRANTS
(Cost $2,549,805)		1,466,294

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts
PURCHASED OPTIONS - 0.67%
Call Options Purchased - 0.15%
3 Month SOFR Future
12/15/2023, $97, $2,129,062,500	9,000	393,750

Put Options Purchased - 0.52%
S&P 500 Index
9/18/2023, $4,250, $238,625,920	520	624,000
S&P 500 Index
10/23/2023, $4,400, $78,012,320	170	743,750
		1,367,750

TOTAL PURCHASED OPTIONS
(Cost $7,381,586)		1,761,500

Description/Maturity Date/Rate	Principal Amount
CORPORATE BONDS - 11.57%
Consumer Discretionary - 1.33%
Carnival Corp.
3/1/2026, 7.625%(c)(d)(f)	$3,540,000	3,495,447

Consumer Staples - 0.47%
Pilgrim's Pride Corp.
9/30/2027, 5.875%(c)(d)(f)	1,240,000	1,227,604

See Notes to Schedules of Investments

13

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Energy - 2.95%
NGL Energy Operating LLC
2/1/2026, 7.500%(c)(d)(f)	$2,760,000	$2,737,267
Transocean, Inc.
1/15/2026, 7.500%(c)(d)(f)	3,000,000	2,950,200
Transocean, Inc.
2/1/2027, 8.000%(d)(f)	2,150,000	2,074,847
		7,762,314

Health Care - 0.93%
Tenet Healthcare Corp.
10/1/2028, 6.125%(c)	2,560,000	2,440,934

Industrials - 5.54%
Air Canada 2013-1 Class A Pass
Through Trust
5/15/2025, 4.125%(b)(c)(d)(f)	3,828,327	3,599,261
American Airlines 2019-1 Class A Pass
Through Trust
2/15/2032, 3.500%(b)(c)	3,684,056	3,050,645
Avis Budget Car Rental, LLC
7/15/2027, 5.750%(c)(d)(f)	1,280,000	1,205,798
Boeing Co.
2/4/2026, 2.196%(c)	1,360,000	1,255,615
Hexcel Corp.
8/15/2025, 4.950%(b)(c)	1,000,000	976,468
TransDigm, Inc.
11/15/2027, 5.500%(c)	2,500,000	2,371,925
United Airlines 2020-1 Class B Pass
Through Trust
1/15/2026, 4.875%	1,034,400	999,281
US Airways 2013-1 Class A Pass
Through Trust
11/15/2025, 3.950%(b)(c)	1,150,849	1,085,925
		14,544,918

Information Technology - 0.35%
Broadcom, Inc.
2/15/2051, 3.750%(d)(f)	1,250,000	913,767

TOTAL CORPORATE BONDS
(Cost $30,425,256)		30,384,984

Description/Maturity Date/Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.03%
Health Care - 0.03%
Amphivena Convertible Note PP
12/31/2049(a)(d)(e)(f)(g)(h)	253,750	$76,125

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $253,750)		76,125

U.S. TREASURY OBLIGATIONS - 5.58%
Treasury Notes
2/15/2033, 3.500%	2,700,000	2,602,758
5/15/2033, 3.375%	2,700,000	2,575,758
2/15/2053, 3.625%(c)	4,270,000	3,983,777
2/15/2043, 3.875%	5,770,000	5,513,956
		14,676,249

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,394,120)		14,676,249

	Shares
MONEY MARKET FUNDS - 1.48%
BlackRock Liquidity Funds, T-Fund
Portfolio, Institutional Class,
5.150% (7-day yield)	3,886,367	3,886,367

TOTAL MONEY MARKET FUNDS
(Cost $3,886,367)		3,886,367

TOTAL INVESTMENTS - 141.21%
(Cost $326,981,197)		370,937,743

Other Liabilities in Excess of Assets - (41.21)%(j)		(108,256,571)

NET ASSETS - 100.00%		$262,681,172

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (14.25)%
Consumer Discretionary - (3.64)%
Asbury Automotive Group, Inc.(a)	(12,080)	(2,725,248)
AutoNation, Inc.(a)	(19,180)	(3,087,596)
Ford Motor Co.	(233,520)	(3,084,799)
YETI Holdings, Inc.(a)	(16,100)	(685,860)
		(9,583,503)

See Notes to Schedules of Investments

14

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

	Shares	Value
Financials - (2.17)%
BNP Paribas	(17,970)	$(1,185,882)
Credit Agricole S.A.	(92,565)	(1,148,641)
Deutsche Bank AG	(110,900)	(1,234,317)
Intesa Sanpaolo SpA	(229,253)	(662,679)
Societe Generale S.A.	(18,790)	(510,605)
UniCredit SpA	(38,679)	(978,138)
		(5,720,262)

Health Care - (2.62)%
AmerisourceBergen Corp.	(8,000)	(1,495,200)
AMN Healthcare Services, Inc.(a)	(7,600)	(814,340)
Cross Country Healthcare, Inc.(a)	(35,400)	(913,320)
Danaher Corp.	(4,900)	(1,249,794)
Morphic Holding, Inc.(a)	(21,700)	(1,231,041)
STERIS PLC	(5,095)	(1,149,177)
		(6,852,872)

Industrials - (3.88)%
American Airlines Group, Inc.(a)	(44,800)	(750,400)
AMETEK, Inc.	(5,100)	(808,860)
Caterpillar, Inc.	(3,200)	(848,544)
Eaton Corp. PLC	(4,300)	(882,876)
Honeywell International, Inc.	(3,800)	(737,694)
Jacobs Solutions, Inc.	(6,300)	(790,083)
Paychex, Inc.	(11,000)	(1,380,170)
Rockwell Automation, Inc.	(2,500)	(840,725)
Shoals Technologies Group, Inc., Class
A(a)	(27,150)	(704,814)
Textron, Inc.	(10,500)	(816,585)
Trane Technologies PLC	(3,900)	(777,816)
Xylem, Inc.	(7,300)	(823,075)
		(10,161,642)

Information Technology - (1.18)%
International Business Machines Corp.	(11,280)	(1,626,350)
Roper Technologies, Inc.	(3,000)	(1,479,150)
		(3,105,500)

Materials - (0.76)%
O-I Glass, Inc.(a)	(87,000)	(1,997,520)

TOTAL COMMON STOCKS
(Proceeds $31,979,763)		(37,421,299)

TOTAL SECURITIES SOLD SHORT
(Proceeds $31,979,763)		(37,421,299)

Investment Abbreviations:

ADR - American Depository Receipt

SOFR - Secured Overnight Financing Rate

FEDEF Rates:

1D FEDEF - 1 day effective Federal Funds Rate as of July 31, 2023 was 5.33%

(a)	Non-income producing security.
(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2023.
(c)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2023, the aggregate value of those securities was $244,669,764, representing 93.14% of net assets.
(d)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2023, these securities had an aggregate value of $19,707,213 or 7.50% of net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	Restricted security.
(g)	Fair valued security; valued in accordance with procedures approved by the Board. As of July 31, 2023, these securities had an aggregate value of $1,503,022 or 0.57% of total net assets.
(h)	Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2023, these securities had an aggregate value of $1,503,022 or 0.57% of net assets.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

15

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Futures Contracts

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Depreciation
3 Month SOFR	Morgan Stanley	Long	344	December 2023	$81,377,500	$(890,738)	$(890,738)
3 Month SOFR	Morgan Stanley	Long	36	December 2024	8,628,300	(124,814)	(124,814)
3 Month SOFR	Morgan Stanley	Long	155	September 2023	36,653,625	(246,686)	(246,686)
					$126,659,425	$(1,262,238)	$(1,262,238)

Call Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3 Month SOFR Future	Morgan Stanley	12/15/2023	$98	(9,000)	$(2,129,062,500)	$(225,000)
					$(2,129,062,500)	$(225,000)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index	Morgan Stanley	9/15/2023	$4,050	(520)	$(238,625,920)	$(325,000)
S&P 500 Index	Morgan Stanley	10/20/2023	4,175	(170)	(78,012,320)	(381,650)
					$(316,638,240)	$(706,650)

Total Return Swap Contracts

Reference Entity/Obligation	Counterparty	Floating Rate Received by the Fund(a)	Termination Date	Notional Amount	Value	Net Unrealized Depreciation
Banco Bilbao Vizcaya Argenta	Morgan Stanley	1D FEDEF - 50 bps	10/2/2024	$(392,974)	$(689,370)	$(296,396)
				$(392,974)	$(689,370)	$(296,396)

(a)	Payment received when swap contract closes.

See Notes to Schedules of Investments

16

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund”, collectively the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware on April 27, 2004, January 25, 2005, and January 12, 2006, respectively for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees (the “Board”) may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE American LLC and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Investment Valuation Securities, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker. Futures are valued at settlement prices.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Clough Capital Partners L.P. ("Clough" or the "Adviser"), as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

17

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

The following is a summary of the inputs used as of July 31, 2023, in valuing each Fund’s investments carried at value.

Clough Global Dividend and Income Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$101,716,892	$-	$-	$101,716,892
Closed-End Funds	2,264,962	-	-	2,264,962
Preferred Stocks	1,034,856	-	-	1,034,856
Purchased Options	344,000	-	-	344,000
Corporate Bonds		14,118,100	-	14,118,100
Asset-Backed Securities		21,596	-	21,596
U.S. Treasury Obligations		3,782,961	-	3,782,961
Money Market Funds	963,374		-	963,374
Total	$106,324,084	$17,922,657	$-	$124,246,741

Other Financial Instruments(b)
Liabilities
Securities Sold Short
Common Stocks	(10,614,199)	-	-	(10,614,199)
Exchange-Traded Funds	(5,270,136)	-	-	(5,270,136)
Written Options	(186,250)	-	-	(186,250)
Futures(c)	(373,036)	-	-	(373,036)
Total Return Swaps(c)		(89,011)	-	(89,011)
Total	$(16,443,621)	$(89,011)	$-	$(16,532,632)

Clough Global Equity Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$9,031,630	$-	$-	$9,031,630
Consumer Discretionary	35,859,817	-	-	35,859,817
Consumer Staples	5,133,575	-	-	5,133,575
Energy	15,646,213	-	-	15,646,213
Financials	22,562,868	-	-	22,562,868
Health Care	25,986,278	-	404,876	26,391,154
Industrials	23,236,761	-	-	23,236,761
Information Technology	30,930,653	-	-	30,930,653
Materials	5,167,222	-	-	5,167,222
Real Estate	1,525,059	-	-	1,525,059
Technology	3,419,027	-	-	3,419,027
Utilities	2,768,312	-	-	2,768,312
Closed-End Funds	2,688,683	-	-	2,688,683
Preferred Stocks		-	144,914	144,914
Warrants	790,984	-	-	790,984
Purchased Options	1,342,250	-	-	1,342,250
Corporate Bonds		8,475,548	-	8,475,548
Convertible Corporate Bonds			32,625	32,625
U.S. Treasury Obligations		5,951,684	-	5,951,684
Money Market Funds	10,504,276	-	-	10,504,276
Total	$196,593,608	$14,427,232	$582,415	$211,603,255

Other Financial Instruments(b)
Liabilities
Securities Sold Short
Common Stocks	(20,489,708)	-	-	(20,489,708)
Written Options	(704,100)	-	-	(704,100)
Futures(c)	(694,008)	-	-	(694,008)
Total Return Swaps(c)	-	(160,697)	-	(160,697)
Total	$(21,887,816)	$(160,697)	$-	$(22,048,513)

18

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Clough Global Opportunities Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$16,593,611	$-	$-	$16,593,611
Consumer Discretionary	61,659,550	-	-	61,659,550
Consumer Staples	9,389,400	-	-	9,389,400
Energy	23,748,866	-	-	23,748,866
Financials	39,102,979	-	-	39,102,979
Health Care	41,161,791	-	953,505	42,115,296
Industrials	42,939,682	-	-	42,939,682
Information Technology	54,158,791	-	-	54,158,791
Materials	9,450,919	-	-	9,450,919
Real Estate	2,797,100	-	-	2,797,100
Technology	6,249,216	-	-	6,249,216
Utilities	5,073,108	-	-	5,073,108
Closed-End Funds	4,934,315	-	-	4,934,315
Preferred Stocks		-	473,392	473,392
Warrants	1,466,294	-	-	1,466,294
Purchased Options	1,761,500	-	-	1,761,500
Corporate Bonds		30,384,984	-	30,384,984
Convertible Corporate Bonds		-	76,125	76,125
U.S. Treasury Obligations		14,676,248	-	14,676,248
Money Market Funds	3,886,367	-	-	3,886,367
Total	$324,373,489	$45,061,232	$1,503,022	$370,937,743

Other Financial Instruments(b)
Liabilities
Securities Sold Short
Common Stocks	(37,421,299)	-	-	(37,421,299)
Written Options	(931,650)	-	-	(931,650)
Futures(c)	(1,262,238)	-	-	(1,262,238)
Total Return Swaps(c)		(296,396)	-	(296,396)
Total	$(39,615,187)	$(296,396)	$-	$(39,911,583)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedules of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedules of Investments.
(c)	Futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event an independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/ dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

Foreign Securities - Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds - Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

19

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Short Sales Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for securities sold short which is held with one counterparty. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Funds is reported on the Statements of Operations as Interest expense - margin account. Interest amounts payable, if any, are reported on the Statements of Assets and Liabilities as Interest payable - margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities - The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives - The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors - In addition, in pursuit of their investment objectives, certain Funds may seek to use derivatives, which may increase or decrease exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing - Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds engaged in purchased and written options as of July 31, 2023.

20

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Futures Contracts: Each Fund may enter into futures contracts. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Such payables or receivables, if any, are recorded for financial statement purposes as variation margin payable or variation margin receivable by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for futures contracts which is held with one counterparty. Management has reviewed the futures agreement under which the futures contracts are traded and has determined that the Funds do not have the right to set-off, and therefore the futures contracts are not subject to enforceable netting arrangements.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded-futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. The Funds engaged in futures contracts as of July 31, 2023.

Swaps: A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. As of July 31, 2023, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. As of July 31, 2023, Clough Global Equity Fund and Clough Global Opportunities Fund held warrants. Each Fund held no rights.

Restricted Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (up to 10% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

21

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

Restricted securities as of July 31, 2023, were as follows.

Clough Global Dividend and Income Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Avis Budget Car Rental, LLC	0.50%	3/2/2023	$450,000	$429,845	$423,913
Broadcom, Inc.	0.53	5/16/2023	620,000	442,522	453,228
Carnival Corp.	1.41	1/31/2023	1,220,000	1,129,412	1,204,646
Melco Resorts Finance Ltd.	0.26	9/21/2020	250,000	257,082	223,779
NGL Energy Operating LLC	1.09	3/2/2023	940,000	918,420	932,258
Pilgrim's Pride Corp.	0.50	3/2/2023	430,000	423,885	425,702
Transocean, Inc.	1.12	1/25/2023	970,000	906,567	953,898
Transocean, Inc.	0.85	5/16/2023	750,000	720,140	723,784
TOTAL	6.25%		$5,630,000	$5,227,873	$5,341,208

Clough Global Equity Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Amphivena Convertible Note PP	0.02%	8/27/2021	$108,750	$108,750	$32,625
Amphivena Therapeutics, Inc. Series C	0.28	4/8/2019	334,425	1,199,997	395,458
Broadcom, Inc.	0.32	5/16/2023	630,000	449,667	460,538
Carnival Corp.	1.31	1/31/2023	1,910,000	1,773,525	1,885,962
Centrexion Therapeutics Corp.	0.01	3/19/2019	4,336	48,741	9,418
Centrexion Therapeutics Corp. Series D Preferred	0.10	12/18/2017	66,719	701,250	144,914
NGL Energy Operating LLC	0.57	6/9/2023	830,000	818,128	823,164
Transocean, Inc.	1.08	1/25/2023	1,580,000	1,476,700	1,553,772
Transocean, Inc.	0.81	5/16/2023	1,200,000	1,152,224	1,158,054
TOTAL	4.50%		$6,664,230	$7,728,982	$6,463,905

Clough Global Opportunities Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Air Canada 2013-1 Class A Pass Through Trust	1.37%	5/3/2022	$3,828,327	$3,746,598	$3,599,261
Amphivena Convertible Note PP	0.03	8/27/2021	253,750	253,750	76,125
Amphivena Therapeutics, Inc. Series C	0.35	4/8/2019	780,326	2,799,997	922,736
Avis Budget Car Rental, LLC	0.46	3/2/2023	1,280,000	1,222,670	1,205,798
Broadcom, Inc.	0.35	5/16/2023	1,250,000	892,189	913,767
Carnival Corp.	1.33	1/31/2023	3,540,000	3,277,672	3,495,447
Centrexion Therapeutics Corp.	0.01	3/19/2019	14,166	159,240	30,769
Centrexion Therapeutics Corp. Series D Preferred	0.18	12/18/2017	217,952	2,290,759	473,392
NGL Energy Operating LLC	1.04	3/2/2023	2,760,000	2,697,782	2,737,267
Pilgrim's Pride Corp.	0.47	3/2/2023	1,240,000	1,222,371	1,227,604
Transocean, Inc.	1.12	1/25/2023	3,000,000	2,804,188	2,950,200
Transocean, Inc.	0.79	5/16/2023	2,150,000	2,064,401	2,074,847
TOTAL	7.50%		$20,314,521	$23,431,617	$19,707,213

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in NAV. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Funds being subject to larger short-term declines in value compared to other types of investments.

The Funds may have elements of risk due to their investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

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Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2023 (Continued) (Unaudited)

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The economic impacts of a global pandemic may adversely impact the Funds’ ability to reach their investment objectives and may adversely affect the value and liquidity of the Funds’ investments. Because of uncertainties in valuation, values reflected in the Schedules of Investments may differ from the value received upon sales of those investments. These circumstances may continue for an extended period of time, and may adversely affect the value and liquidity of the Funds’ investments.

NOTE 2 - COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund entered a Special Custody and Pledge Agreement (the “Pledge Agreement”) dated December 9, 2013, as amended, between each Fund, the Funds’ custodian, and BNP. As of October 31, 2016, the Pledge Agreement was assigned from BNP to BNP Paribas Prime Brokerage International, Ltd. Per the Pledge Agreement, borrowings under the Agreement are secured by assets of each Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). On July 31, 2023, the pledged collateral was valued at $82,928,839, $126,789,343 and $226,449,787 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 day’s notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the Overnight Banking Fund Rate (“OBFR”) plus 0.80% on the amount borrowed.

The Maximum Commitment Financing allowed under the Agreement is $40,000,000, $62,000,000 and $112,000,000 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. As of July 31, 2023, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $40,000,000, $62,000,000 and $112,000,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on July 31, 2023, was 6.12%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. BNP has the ability to re-register the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the year in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Should the borrower of the securities fail financially, the Funds have the right to reduce the outstanding amount of the Current Borrowings against which the pledged collateral has been secured. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair value of such Lent Securities against the Current Borrowings. As of July 31, 2023, the value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $32,377,960, $56,561,187, and $89,389,346, respectively.

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